REORGANIZATION UNDER COMMON CONTROL ADJUSTMENT OF THE FINANCIAL STATEMENTS IN PRIOR PERIODS - Additional Information (Details) - VinEG Green Energy Solutions Joint Stock Company ₫ in Millions	1 Months Ended
May 31, 2024 VND (₫)
REORGANIZATION UNDER COMMON CONTROL ADJUSTMENT OF THE FINANCIAL STATEMENTS IN PRIOR PERIODS
Net assets	₫ 0
Consideration amount transferred to the Chairman	₫ 0